Earnings per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator
Profit attributable to holders of common shares	R$ 125,916	R$ 125,957	R$ 127,654
Denominator
Weighted average number of basic shares held by shareholders	133,186,441	121,777,128	119,960,383
Earnings per share – basic	R$ 0.95	R$ 1.03	R$ 1.06
Numerator
Profit attributable to holders of common shares	R$ 125,916	R$ 125,957	R$ 127,654
Denominator
Weighted average number of diluted shares held by shareholders	134,774,674	125,155,798	123,287,891
Net earnings per share – diluted	R$ 0.93	R$ 1.01	R$ 1.04